Schedule of Assets and Liabilities Measured at Fair Value (Details) - Larkspur Health Acquisition Corp [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 78,911,942	$ 75,750,000
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 78,911,942	$ 75,750,000